Acquisitions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Aug. 31, 2018
Purchase price allocation
Goodwill		$ 136,934		¥ 50,967	¥ 50,967	¥ 941,488
Total purchase price comprised of:
Revaluation gain of previously held equity interests		$ 21,007	¥ 144,434
Zenith Group
Acquisitions
Percentage of equity interest owned prior to transactions							7.40%
Percentage of equity interest owned after transactions	71.90%
Unpaid cash consideration						121,700
Purchase price allocation
Net (liabilities) assumed/assets acquired	¥ 30,252
Noncontrolling interests	(121,154)
Goodwill	360,039
Total purchase price	326,341
Total purchase price comprised of:
Cash consideration	296,796
Fair value of previously held equity interests	29,545
Total purchase price	326,341
Revaluation gain of previously held equity interests			5,800
Zenith Group | Tradename
Purchase price allocation
Intangible assets	¥ 54,974
Amortization Period (in years)	8 years
Zenith Group | Non-compete clause
Purchase price allocation
Intangible assets	¥ 2,230
Amortization Period (in years)	3 years
Other acquisitions
Acquisitions
Unpaid cash consideration						351,500
Purchase price allocation
Net (liabilities) assumed/assets acquired					(3,596)	62,800
Noncontrolling interests						(107,505)
Goodwill					50,967	530,482
Total purchase price					59,002	643,777
Total purchase price comprised of:
Cash consideration			391,071		40,801
Fair value of previously held equity interests			252,706
Fair value of the share option granted					18,201
Total purchase price			643,777		59,002
Revaluation gain of previously held equity interests			¥ 138,600	¥ 0	0
Other acquisitions | Tradename
Purchase price allocation
Intangible assets					4,921	104,000
Other acquisitions | Tradename | Minimum
Purchase price allocation
Amortization Period (in years)		5 years	5 years
Other acquisitions | Tradename | Maximum
Purchase price allocation
Amortization Period (in years)		10 years	10 years
Other acquisitions | User base
Purchase price allocation
Intangible assets						21,500
Amortization Period (in years)		3 years	3 years
Other acquisitions | Copyrights
Purchase price allocation
Intangible assets						23,500
Other acquisitions | Copyrights | Minimum
Purchase price allocation
Amortization Period (in years)		9 months	9 months
Other acquisitions | Copyrights | Maximum
Purchase price allocation
Amortization Period (in years)		3 years	3 years
Other acquisitions | Technology
Purchase price allocation
Intangible assets						¥ 9,000
Other acquisitions | Technology | Minimum
Purchase price allocation
Amortization Period (in years)		6 months	6 months
Other acquisitions | Technology | Maximum
Purchase price allocation
Amortization Period (in years)		8 months	8 months
Other acquisitions | Others
Purchase price allocation
Intangible assets					¥ 6,710
Other acquisitions | Others | Minimum
Purchase price allocation
Amortization Period (in years)		1 year	1 year
Other acquisitions | Others | Maximum
Purchase price allocation
Amortization Period (in years)		2 years	2 years